Derivatives - Summary Of Carrying Amounts Of Hedged Item And Amount Of Hedge Adjustments Due To Hedge Accounting (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
For fair value hedging | Interest rate risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		₩ 0	[1]	₩ 0	[2]
Carrying amounts of the hedging item, liabilities		4,046,624	[1]	3,952,047	[2]
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0	[1]	0	[2]
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 36,892	[1]	₩ 129,306	[2]
Line item in the statement of financial position in which the hedged item is included		Debentures	[1]	Debentures	[2]
Changing in fair value used for calculating hedge ineffectiveness		₩ (80,760)	[1]	₩ (17,417)	[2]
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[3]	0	[1]	0	[4]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		36,892	[1]	129,306	[2]
For fair value hedging | Interest rate risk | Debentures on foreign currency as hedged items [member]
Disclosure of detailed information about hedged items [line items]
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		29,538		124,647
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		29,538		124,647
For fair value hedging | Interest rate risk | Debentures on local currency as hedged items [member]
Disclosure of detailed information about hedged items [line items]
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		7,354		4,659
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		7,354		4,659
For fair value hedging | Foreign currencies translation risk
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		226,555
Carrying amounts of the hedging item, liabilities		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		(4,121)
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0
Line item in the statement of financial position in which the hedged item is included		FTVPL
Changing in fair value used for calculating hedge ineffectiveness		₩ 70,015
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[3]	0
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0
For fair value hedging | Foreign currencies translation risk | Foreign private bonds
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		76,793
Carrying amounts of the hedging item, liabilities		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		(7,717)
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0
Line item in the statement of financial position in which the hedged item is included		Financial assetsat amortized cost
Changing in fair value used for calculating hedge ineffectiveness		₩ 6,567
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[3]	0
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0
For fair value hedging | Foreign currencies translation risk | Foreign currency securities
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		569,122
Carrying amounts of the hedging item, liabilities		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		131,018
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0
Line item in the statement of financial position in which the hedged item is included		FVTOCI
Changing in fair value used for calculating hedge ineffectiveness		₩ 169,469
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[3]	0
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0
For cash flow hedging | Interest rate risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0		0
Carrying amounts of the hedging item, liabilities		59,952		139,987
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0		₩ 0
Line item in the statement of financial position in which the hedged item is included		Debentures		Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ (1,083)		₩ (211)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied		655	[3]	(133)	[4]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0		0
For cash flow hedging | Interest rate risk | Anticipated bond purchase
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0
Carrying amounts of the hedging item, liabilities		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		0
Changing in fair value used for calculating hedge ineffectiveness		183,177
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[3]	(150,651)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0
For cash flow hedging | Foreign currencies translation risk and interest rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		55,671
Carrying amounts of the hedging item, liabilities		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0
Line item in the statement of financial position in which the hedged item is included		FTVPL
Changing in fair value used for calculating hedge ineffectiveness		₩ (321)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[3]	(77)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0		0
Carrying amounts of the hedging item, liabilities		878,855		1,275,768
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0		₩ 0
Line item in the statement of financial position in which the hedged item is included		Debentures		Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ 53,508		₩ (110,714)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied		(188)	[3]	(7,825)	[4]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0		0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Foreign private bonds
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		176,540
Carrying amounts of the hedging item, liabilities		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0
Line item in the statement of financial position in which the hedged item is included		Financial assetsat amortized cost
Changing in fair value used for calculating hedge ineffectiveness		₩ 11,016
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[3]	(1,722)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Foreign currency securities
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		256,487
Carrying amounts of the hedging item, liabilities		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0
Line item in the statement of financial position in which the hedged item is included		FVTOCI
Changing in fair value used for calculating hedge ineffectiveness		₩ 13,062
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[3]	(1,105)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0
For cash flow hedging | Foreign currencies translation risk
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		605,631
Carrying amounts of the hedging item, liabilities		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0
Line item in the statement of financial position in which the hedged item is included		FTVPL
Changing in fair value used for calculating hedge ineffectiveness		₩ (13,091)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[3]	(321)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0
For cash flow hedging | Foreign currencies translation risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0		0
Carrying amounts of the hedging item, liabilities		471,707		444,345
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0		₩ 0
Line item in the statement of financial position in which the hedged item is included		Debentures		Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ (33,199)		₩ (41,134)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied		(2,242)	[3]	(7,479)	[4]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0		0
For cash flow hedging | Foreign currencies translation risk | Foreign currency securities
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		4,996,548
Carrying amounts of the hedging item, liabilities		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0
Line item in the statement of financial position in which the hedged item is included		FVTOCI
Changing in fair value used for calculating hedge ineffectiveness		₩ 141,426
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[3]	(26,141)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0		0
Carrying amounts of the hedging item, liabilities		1,239,695		1,270,020
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0		₩ 0
Line item in the statement of financial position in which the hedged item is included		Foreignoperations netasset		Foreign operations net asset
Changing in fair value used for calculating hedge ineffectiveness		₩ (30,325)		₩ 156,015
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied		(127,258)	[3]	(149,577)	[4]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		₩ 0		₩ 0

[1]	The accumulated profit on debentures on foreign currency amounted to 29,538 million Won, and the accumulated profit on debentures on local currency amounted to 7,354 million Won, as of December 31, 2025.
[2]	The accumulated profit on debentures on foreign currency amounted to 124,647 million Won, and the accumulated loss on debentures on local currency amounted to 4,659 million Won, as of December 31, 2024.
[3]	After tax amount.
[4]	The accumulated profit on debentures on foreign currency amounted to 141,818 million Won, and the accumulated loss on debentures on local currency amounted to 1,084 million Won, as of December 31, 2023.